Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 982,872	¥ 938,095	¥ 881,822
Right-of-use assets obtained in exchange for lease liabilities	¥ 931,521	¥ 673,468	¥ 917,135
Weighted average remaining lease term (in years)	3 years 8 months 12 days	3 years 8 months 12 days	3 years 2 months 12 days
Weighted average discount rate	2.02%	2.12%	1.64%
Year ending December 31:
2024	¥ 783,761
2025	560,888
2026	389,086
2027	239,680
2028	132,409
2029 and thereafter	86,669
Total	2,192,493
Less: Interest component	(94,441)
Present value of minimum lease payments	¥ 2,098,052
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of lease liability, Lease liability - net of current portion
Current portion of lease liability	¥ 763,422	¥ 769,769
Lease liability - net of current portion	¥ 1,334,630	¥ 1,212,629